UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3010

Fidelity Advisor Series VII

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Biotechnology Fund

October 31, 2016

AFBT-QTLY-1216
1.809084.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Biotechnology - 85.9%
Biotechnology - 85.9%
AbbVie, Inc. (a)	64,935	$3,440,971
AC Immune SA	180,038	2,452,118
AC Immune SA	101,250	1,241,123
ACADIA Pharmaceuticals, Inc. (b)(c)	499,986	11,654,674
Acceleron Pharma, Inc. (b)	623,524	17,477,378
Achillion Pharmaceuticals, Inc. (b)	338,584	2,126,308
Acorda Therapeutics, Inc. (b)	316,753	5,606,528
Actelion Ltd.	119,800	17,312,314
Adamas Pharmaceuticals, Inc. (b)(c)	910,248	12,506,808
Adaptimmune Therapeutics PLC sponsored ADR (b)	823,742	3,583,278
ADMA Biologics, Inc. (b)	50,300	280,674
Aduro Biotech, Inc. (b)(c)	177,518	1,908,319
Aduro Biotech, Inc. (a)	345,762	3,716,942
Advanced Accelerator Applications SA sponsored ADR	82,500	3,003,000
Advaxis, Inc. (b)(c)	161,728	1,308,380
Adverum Biotechnologies, Inc. (b)	125,129	369,131
Aegerion Pharmaceuticals, Inc. (b)(c)	982,723	1,690,284
Agenus, Inc. (b)	305,260	1,211,882
Agenus, Inc. warrants 1/9/18 (b)	452,000	303
Agios Pharmaceuticals, Inc. (b)	47,971	2,294,933
Aimmune Therapeutics, Inc. (a)	460,107	7,490,542
Aimmune Therapeutics, Inc. (b)(c)	306,141	4,983,975
Akebia Therapeutics, Inc. (b)	152,477	1,146,627
Alder Biopharmaceuticals, Inc. (b)(c)	724,713	17,574,290
Aldeyra Therapeutics, Inc. (b)	586,559	3,108,763
Alexion Pharmaceuticals, Inc. (b)	1,279,479	166,972,010
Alkermes PLC (b)	393,503	19,836,486
Alnylam Pharmaceuticals, Inc. (b)	234,935	8,363,686
AMAG Pharmaceuticals, Inc. (b)(c)	812,377	20,878,089
Amarin Corp. PLC ADR (b)(c)	381,894	1,191,509
Amgen, Inc.	599,241	84,588,860
Amicus Therapeutics, Inc. (b)(c)	892,770	6,160,113
Applied Genetic Technologies Corp. (b)	149,536	1,069,182
Aptevo Therapeutics, Inc. (b)	38,827	85,808
Ardelyx, Inc. (b)	939,001	11,549,712
ARIAD Pharmaceuticals, Inc. (b)(c)	2,467,875	21,519,870
Array BioPharma, Inc. (b)	1,517,845	8,651,717
Ascendis Pharma A/S sponsored ADR (b)	35,700	695,079
Asterias Biotherapeutics, Inc. (c)	115,938	382,595
Asterias Biotherapeutics, Inc. warrants 2/15/17 (b)	23,187	10,202
Atara Biotherapeutics, Inc. (b)	580,785	7,434,048
aTyr Pharma, Inc. (a)	55,238	151,905
aTyr Pharma, Inc. (b)	45,620	125,455
Audentes Therapeutics, Inc.	72,600	1,160,874
Axovant Sciences Ltd. (b)	129,161	1,589,972
Bellicum Pharmaceuticals, Inc. (b)(c)	182,902	3,028,857
BioCryst Pharmaceuticals, Inc. (b)(c)	45,102	182,663
Biogen, Inc. (b)	621,447	174,117,014
BioMarin Pharmaceutical, Inc. (b)	947,090	76,259,687
BioTime, Inc. warrants 10/1/18 (b)	2	1
bluebird bio, Inc. (b)	35,449	1,692,690
Blueprint Medicines Corp. (b)(c)	313,700	9,404,726
Calithera Biosciences, Inc. (b)(c)	79,158	217,685
Catabasis Pharmaceuticals, Inc. (b)	138,100	476,445
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (b)	8,557	594
warrants 5/30/17 (b)	17,900	2,955
Celgene Corp. (b)	1,646,290	168,217,912
Celldex Therapeutics, Inc. (b)(c)	857,021	2,699,616
Chiasma, Inc. (a)	325,192	731,682
Chiasma, Inc. (b)(c)	29,900	67,275
Chiasma, Inc. warrants	81,298	43,042
Chimerix, Inc. (b)	281,786	1,141,233
Cidara Therapeutics, Inc. (a)	223,967	2,127,687
Cidara Therapeutics, Inc. (b)	34,800	330,600
Clovis Oncology, Inc.(b)(c)	103,632	3,013,619
Colucid Pharmaceuticals, Inc. (b)	276,937	8,418,885
Corvus Pharmaceuticals, Inc.	205,363	2,741,596
Cytokinetics, Inc. (b)(c)	404,927	3,927,792
Cytokinetics, Inc. warrants 6/25/17 (b)	244,500	183,497
CytomX Therapeutics, Inc. (a)	64,961	732,110
DBV Technologies SA sponsored ADR (b)	258,000	8,857,140
Dicerna Pharmaceuticals, Inc. (b)	129,106	401,520
Dynavax Technologies Corp. (b)(c)	285,919	2,644,751
Eagle Pharmaceuticals, Inc. (b)(c)	5,100	284,988
Edge Therapeutics, Inc. (b)(c)	40,735	426,495
Editas Medicine, Inc.	218,557	3,090,396
Emergent BioSolutions, Inc. (b)	50,055	1,337,470
Enanta Pharmaceuticals, Inc. (b)	43,787	1,029,870
Epizyme, Inc. (b)(c)	2,443,973	22,117,956
Esperion Therapeutics, Inc. (b)(c)	151,103	1,556,361
Exact Sciences Corp. (b)(c)	300,807	4,686,573
Exelixis, Inc. (b)	1,040,940	11,023,555
Fate Therapeutics, Inc. (b)(c)	234,604	492,668
Fibrocell Science, Inc. (b)	174,200	118,456
FibroGen, Inc. (b)	74,322	1,230,029
Five Prime Therapeutics, Inc. (b)	110,700	5,372,271
Foundation Medicine, Inc. (b)(c)	12,600	286,020
Galapagos Genomics NV sponsored ADR (b)	253,629	15,374,990
Genmab A/S (b)	278,510	45,953,862
Genomic Health, Inc. (b)	33,320	993,269
GenSight Biologics SA	105,964	930,576
Geron Corp. (b)(c)	4,760,774	8,807,432
Gilead Sciences, Inc.	846,201	62,305,780
Global Blood Therapeutics, Inc. (b)(c)	576,467	10,059,349
Halozyme Therapeutics, Inc. (b)(c)	1,362,911	11,761,922
Heron Therapeutics, Inc. (b)(c)	475,742	7,064,769
Histogenics Corp. (b)	597,234	1,606,559
Idera Pharmaceuticals, Inc. (b)(c)	524,800	813,440
Ignyta, Inc. (b)	201,272	1,006,360
Immune Design Corp. (b)	68,300	365,405
ImmunoGen, Inc. (b)(c)	161,351	293,659
Immunomedics, Inc. (b)(c)	224,184	515,623
Incyte Corp. (b)	780,979	67,921,744
Insys Therapeutics, Inc. (b)(c)	61,794	667,993
Intellia Therapeutics, Inc.	78,635	1,072,754
Intellia Therapeutics, Inc.(b)(c)	157,502	2,170,378
Intercept Pharmaceuticals, Inc. (b)(c)	175,060	21,661,924
Intrexon Corp. (b)(c)	135,808	3,544,589
Ionis Pharmaceuticals, Inc. (b)	403,938	10,494,309
Ironwood Pharmaceuticals, Inc. Class A (b)	571,851	7,302,537
Juno Therapeutics, Inc. (b)(c)	437,365	10,623,596
Karyopharm Therapeutics, Inc. (b)	1,159,016	8,391,276
Keryx Biopharmaceuticals, Inc. (b)(c)	508,639	2,293,962
Kite Pharma, Inc. (b)(c)	252,052	11,163,383
Kura Oncology, Inc. (b)	921,702	3,732,893
La Jolla Pharmaceutical Co. (b)	290,700	5,087,250
Lexicon Pharmaceuticals, Inc. (b)(c)	737,666	10,939,587
Ligand Pharmaceuticals, Inc. Class B (b)(c)	69,812	6,683,103
Lion Biotechnologies, Inc. (b)	328,446	2,052,788
Loxo Oncology, Inc. (b)	426,121	8,888,884
Macrogenics, Inc. (b)	566,002	13,408,587
MediciNova, Inc. (b)(c)	501,680	3,406,407
Merrimack Pharmaceuticals, Inc. (b)(c)	607,119	3,169,161
MiMedx Group, Inc. (b)(c)	12,313	109,709
Minerva Neurosciences, Inc. (b)(c)	1,660,580	18,515,467
Mirna Therapeutics, Inc. (b)	184,758	230,948
Momenta Pharmaceuticals, Inc. (b)	127,427	1,420,811
NantKwest, Inc. (b)(c)	150,078	898,967
Neurocrine Biosciences, Inc. (b)	669,028	29,283,356
NewLink Genetics Corp. (b)	144,892	1,760,438
Nivalis Therapeutics, Inc. (b)	18,600	110,298
Novavax, Inc. (b)(c)	2,630,716	3,998,688
Novelos Therapeutics, Inc. warrants 12/6/16 (b)	137,600	1
OncoMed Pharmaceuticals, Inc. (b)(c)	141,170	1,280,412
Ophthotech Corp. (b)(c)	568,327	20,357,473
Opko Health, Inc. (b)(c)	313,012	2,948,573
Oragenics, Inc. (b)	108,608	45,615
Osiris Therapeutics, Inc. (c)	184,071	738,125
OvaScience, Inc. (b)(c)	161,545	814,187
Portola Pharmaceuticals, Inc. (b)	474,488	8,626,192
Progenics Pharmaceuticals, Inc. (b)(c)	537,008	2,701,150
ProQR Therapeutics BV (b)	237,916	1,237,163
Protagonist Therapeutics, Inc.	129,598	2,436,442
Proteon Therapeutics, Inc. (b)(c)	27,059	269,237
Prothena Corp. PLC (b)	128,634	6,151,278
PTC Therapeutics, Inc. (b)(c)	109,645	680,895
Puma Biotechnology, Inc. (b)(c)	325,294	12,458,760
Radius Health, Inc. (b)(c)	975,562	41,871,121
Regeneron Pharmaceuticals, Inc. (b)	446,780	154,148,036
REGENXBIO, Inc. (b)	285,134	4,490,861
Regulus Therapeutics, Inc. (b)	265,221	729,358
Repligen Corp. (b)	205,527	5,871,906
Retrophin, Inc. (b)	338,529	6,381,272
Sage Therapeutics, Inc. (b)	276,568	12,041,771
Sangamo Biosciences, Inc. (b)	248,352	881,650
Sarepta Therapeutics, Inc. (b)	304,811	11,960,784
Seattle Genetics, Inc. (b)(c)	964,157	49,846,917
Selecta Biosciences, Inc.	58,800	1,037,232
Seres Therapeutics, Inc. (a)	352,270	3,800,993
Seres Therapeutics, Inc. (b)(c)	237,191	2,559,291
Spark Therapeutics, Inc. (b)(c)	314,145	14,767,956
Spectrum Pharmaceuticals, Inc. (b)	200,062	708,219
Stemline Therapeutics, Inc. (b)(c)	333,693	3,804,100
Syndax Pharmaceuticals, Inc.	395,447	4,670,229
Syros Pharmaceuticals, Inc.(c)	61,578	836,845
Syros Pharmaceuticals, Inc.	62,568	807,784
TESARO, Inc. (b)(c)	382,937	46,289,425
TG Therapeutics, Inc. (b)(c)	1,011,196	5,409,899
Threshold Pharmaceuticals, Inc. (b)(c)	26,804	10,689
Trevena, Inc. (b)	286,767	1,399,423
Ultragenyx Pharmaceutical, Inc. (b)	366,427	21,615,529
United Therapeutics Corp. (b)	69,823	8,383,648
Vanda Pharmaceuticals, Inc. (b)	196,079	2,911,773
Versartis, Inc. (b)	475,071	5,249,535
Vertex Pharmaceuticals, Inc. (b)	1,023,040	77,607,814
Vical, Inc. (b)	65,986	170,244
Vital Therapies, Inc. (b)	266,087	1,423,565
Voyager Therapeutics, Inc. (b)(c)	1,016,525	12,198,300
Voyager Therapeutics, Inc. (a)	282,352	3,388,224
Xencor, Inc. (b)	342,308	7,287,737
Zafgen, Inc. (b)(c)	1,356,174	4,082,084
		2,022,871,598
Capital Markets - 0.1%
Asset Management & Custody Banks - 0.1%
RPI International Holdings LP (d)	12,210	1,600,243
Health Care Equipment & Supplies - 0.1%
Health Care Equipment - 0.1%
Bellerophon Therapeutics, Inc. (b)(c)	227,700	266,409
Novocure Ltd. (a)	155,553	941,096
Novocure Ltd. (b)(c)	167,441	1,013,018
Vermillion, Inc.(b)(c)	991,800	962,046
Zosano Pharma Corp. (b)	598,503	353,117
		3,535,686
Health Care Technology - 0.1%
Health Care Technology - 0.1%
NantHealth, Inc.(c)	125,700	1,650,441
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (b)	121,113	262,174
Transgenomic, Inc. (b)	13,500	2,961
Transgenomic, Inc. warrants 2/3/17 (b)(d)	81,000	1
		265,136
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (b)	6,666	10,599
Pharmaceuticals - 11.2%
Pharmaceuticals - 11.2%
Achaogen, Inc. (b)	125,415	575,655
Adimab LLC unit (b)(d)(e)	398,401	9,577,560
Afferent Pharmaceuticals, Inc. rights 12/31/24	1,915,787	1,800,840
Aradigm Corp. (b)	8,786	45,072
Avexis, Inc.	478,538	22,730,555
Axsome Therapeutics, Inc. (b)(c)	870,160	5,830,072
Cempra, Inc. (b)(c)	1,143,578	20,727,351
Dermira, Inc. (b)	566,145	17,748,646
Egalet Corp. (b)(c)	1,252,974	7,029,184
GW Pharmaceuticals PLC ADR (b)(c)	281,567	33,053,150
Horizon Pharma PLC (b)	1,252,919	20,948,806
Intra-Cellular Therapies, Inc. (b)	128,154	1,589,110
Jazz Pharmaceuticals PLC (b)	222,567	24,364,409
MyoKardia, Inc. (b)	736,634	9,907,727
MyoKardia, Inc. (a)	484,646	6,518,489
Nektar Therapeutics (b)	197,932	2,454,357
NeurogesX, Inc. (b)	150,000	750
Ocular Therapeutix, Inc. (b)(c)	323,771	1,832,544
Pacira Pharmaceuticals, Inc. (b)	394,684	12,550,951
Paratek Pharmaceuticals, Inc. (b)	799,460	8,554,222
Parnell Pharmaceuticals Holdings Ltd. (b)	123,569	126,040
Reata Pharmaceuticals, Inc.(c)	97,949	2,217,565
Repros Therapeutics, Inc. (b)(c)	652,054	1,017,204
Stemcentrx, Inc. rights 12/31/21	208,907	576,583
Tetraphase Pharmaceuticals, Inc. (b)	378,131	1,323,459
The Medicines Company (b)	565,722	18,640,540
TherapeuticsMD, Inc. (b)(c)	1,497,500	8,595,650
Theravance Biopharma, Inc.(b)(c)	352,803	8,865,939
WAVE Life Sciences (b)	143,544	4,571,876
WAVE Life Sciences (a)	230,144	7,330,086
Zogenix, Inc. (b)(c)	454,399	3,703,352
Zogenix, Inc. warrants 7/27/17 (b)	32,985	69
		264,807,813
TOTAL COMMON STOCKS
(Cost $2,391,642,874)		2,294,741,516

Preferred Stocks - 1.9%
Convertible Preferred Stocks - 1.9%
Biotechnology - 1.5%
Biotechnology - 1.5%
23andMe, Inc. Series E (b)(d)	341,730	3,078,987
Immunocore Ltd. Series A (b)(d)	17,149	3,704,172
Jounce Therapeutics, Inc. Series B (b)(d)	1,591,779	5,507,555
Moderna Therapeutics, Inc.:
Series D 0.00% (d)	269,180	2,363,400
Series E, 0.00% (d)	544,100	4,777,198
Ovid Therapeutics, Inc. Series B (b)(d)	246,448	1,111,480
Pronutria Biosciences, Inc. Series C (b)(d)	341,857	5,876,522
RaNA Therapeutics LLC Series B (b)(d)	1,310,353	904,144
Scholar Rock LLC Series B (d)	1,083,994	2,796,705
Twist Bioscience Corp.:
Series C (b)(d)	1,866,791	4,349,623
Series D (d)	453,587	1,056,858
		35,526,644
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
Allena Pharmaceuticals, Inc. Series C (d)	1,505,538	3,251,962
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A (d)	213,402	563,381
Series B (d)	693,558	1,830,993
		2,394,374
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Afferent Pharmaceuticals, Inc. Series C (b)(d)	1,915,787	862,104
Kolltan Pharmaceuticals, Inc. Series D (b)(d)	1,610,391	1,545,975
		2,408,079

TOTAL CONVERTIBLE PREFERRED STOCKS		43,581,059

Nonconvertible Preferred Stocks - 0.0%
Biotechnology - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (d)	151,084	1,166,368
TOTAL PREFERRED STOCKS
(Cost $37,653,228)		44,747,427

Money Market Funds - 8.7%
Fidelity Cash Central Fund, 0.41% (f)	15,388,238	15,392,854
Fidelity Securities Lending Cash Central Fund 0.48% (f)(g)	188,667,659	188,705,392
TOTAL MONEY MARKET FUNDS
(Cost $204,059,397)		204,098,246
TOTAL INVESTMENT PORTFOLIO - 108.0%
(Cost $2,633,355,499)		2,543,587,189
NET OTHER ASSETS (LIABILITIES) - (8.0)%		(187,923,091)
NET ASSETS - 100%		$2,355,664,098

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,370,727 or 1.7% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $55,925,232 or 2.4% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$3,700,003
Adimab LLC unit	9/17/14 - 6/5/15	$6,416,091
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$4,700,000
Allena Pharmaceuticals, Inc. Series C	11/25/15	$3,989,676
Codiak Biosciences, Inc. Series A	11/12/15	$213,402
Codiak Biosciences, Inc. Series B	11/12/15	$2,080,674
Immunocore Ltd. Series A	7/27/15	$3,227,085
Jounce Therapeutics, Inc. Series B	4/17/15	$3,597,421
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$1,610,391
Moderna Therapeutics, Inc. Series D 0.00%	11/6/13	$574,161
Moderna Therapeutics, Inc. Series E, 0.00%	12/18/14	$3,355,465
Ovid Therapeutics, Inc. Series B	8/10/15	$1,535,371
Pronutria Biosciences, Inc. Series C	1/30/15	$3,445,919
RaNA Therapeutics LLC Series B	7/17/15	$1,415,181
RPI International Holdings LP	5/21/15	$1,439,559
Scholar Rock LLC Series B	12/17/15	$3,251,982
Transgenomic, Inc. warrants 2/3/17	2/3/12	$559
Twist Bioscience Corp. Series C	5/29/15	$2,800,000
Twist Bioscience Corp. Series D	1/8/16	$973,262
Yumanity Holdings LLC Class A	2/8/16	$1,021,131

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,406
Fidelity Securities Lending Cash Central Fund	859,848
Total	$881,254

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,294,741,516	$2,274,392,446	$6,793,094	$13,555,976
Preferred Stocks	44,747,427	--	--	44,747,427
Money Market Funds	204,098,246	204,098,246	--	--
Total Investments in Securities:	$2,543,587,189	$2,478,490,692	$6,793,094	$58,303,403

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Other Investments in Securities
Beginning Balance	$12,938,513
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(21,334)
Cost of Purchases	638,797
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$13,555,976
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2016	$(21,334)
Preferred Stocks
Beginning Balance	$44,517,148
Total Realized Gain (Loss)	576,583
Total Unrealized Gain (Loss)	1,205,948
Cost of Purchases	3,929,626
Proceeds of Sales	(5,481,878)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$44,747,427
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2016	$1,782,913

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 10/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$58,303,404	Discounted cash flow	Discount rate	8.0%	Decrease
			Discount for lack of marketability	10.0% - 25.0% / 18.4%	Decrease
		Market approach	Transaction price	$0.01 - $150.00 / $22.80	Increase
			Discount rate	16.0%	Decrease
			Premium rate	4.0% - 15.0% / 8.5%	Increase
			Discount for lack of marketability	10.0%	Decrease
			Proxy discount	12.0% - 36.1% / 18.3%	Decrease
			Proxy premium	21.3% - 21.5% / 21.3%	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	2.3 - 2.8 / 2.6	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $2,640,043,616. Net unrealized depreciation aggregated $96,456,427, of which $469,404,040 related to appreciated investment securities and $565,860,467 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Real Estate Fund

October 31, 2016

ARE-QTLY-1216
1.809102.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 98.9%
REITs - Apartments - 18.0%
American Homes 4 Rent Class A	341,900	$7,217,509
Apartment Investment & Management Co. Class A	336,200	14,816,334
AvalonBay Communities, Inc.	308,340	52,781,641
Equity Residential (SBI)	344,609	21,279,606
Essex Property Trust, Inc.	121,647	26,043,406
Monogram Residential Trust, Inc.	807,300	8,508,942
Post Properties, Inc.	352,400	23,184,396
UDR, Inc.	369,000	12,903,930
		166,735,764
REITs - Diversified - 6.2%
Digital Realty Trust, Inc.	82,600	7,717,318
Forest City Realty Trust, Inc.	791,435	17,087,082
Liberty Property Trust (SBI)	676,400	27,346,852
Vornado Realty Trust	56,783	5,268,327
		57,419,579
REITs - Health Care - 12.4%
Healthcare Realty Trust, Inc.	780,200	24,880,578
Sabra Health Care REIT, Inc.	465,561	10,847,571
Ventas, Inc.	810,105	54,884,614
Welltower, Inc.	350,019	23,986,802
		114,599,565
REITs - Hotels - 4.5%
Ashford Hospitality Prime, Inc.	151,100	1,958,256
FelCor Lodging Trust, Inc.	1,554,289	9,931,907
Host Hotels & Resorts, Inc.	1,108,634	17,161,654
LaSalle Hotel Properties (SBI)	319,500	7,588,125
Sunstone Hotel Investors, Inc.	416,400	5,229,984
		41,869,926
REITs - Management/Investment - 4.0%
American Assets Trust, Inc.	220,000	8,736,200
Coresite Realty Corp.	244,700	18,044,178
Empire State Realty Trust, Inc.	539,200	10,552,144
		37,332,522
REITs - Manufactured Homes - 1.4%
Equity Lifestyle Properties, Inc.	167,603	12,711,012
REITs - Office Property - 14.7%
Boston Properties, Inc.	371,847	44,800,127
Douglas Emmett, Inc.	579,800	21,162,700
Equity Commonwealth (a)	169,800	5,129,658
Highwoods Properties, Inc. (SBI)	290,500	14,417,515
Hudson Pacific Properties, Inc.	342,500	11,514,850
Mack-Cali Realty Corp.	862,522	22,149,565
New York (REIT), Inc.	261,900	2,467,098
SL Green Realty Corp.	51,265	5,035,248
VEREIT, Inc.	1,055,100	9,917,940
		136,594,701
REITs - Regional Malls - 14.7%
General Growth Properties, Inc.	488,900	12,198,055
Pennsylvania Real Estate Investment Trust (SBI)	469,300	9,156,043
Simon Property Group, Inc.	519,150	96,541,133
Taubman Centers, Inc.	249,900	18,107,754
		136,002,985
REITs - Shopping Centers - 8.7%
Brixmor Property Group, Inc.	701,400	17,829,588
Cedar Shopping Centers, Inc.	1,300,370	8,803,505
DDR Corp.	768,400	11,748,836
Ramco-Gershenson Properties Trust (SBI)	459,250	7,963,395
Urban Edge Properties	1,177,641	30,394,914
WP Glimcher, Inc.	351,600	3,688,284
		80,428,522
REITs - Single Tenant - 0.0%
Agree Realty Corp.	10,600	512,510
REITs - Storage - 8.4%
Extra Space Storage, Inc.	552,800	40,437,320
Public Storage	173,850	37,155,222
		77,592,542
REITs - Warehouse/Industrial - 5.9%
DCT Industrial Trust, Inc.	661,066	30,904,836
Prologis, Inc.	341,477	17,811,440
Terreno Realty Corp.	229,080	5,978,988
		54,695,264

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		916,494,892

Hotels, Restaurants & Leisure - 0.6%
Hotels, Resorts & Cruise Lines - 0.6%
Hilton Worldwide Holdings, Inc.	259,700	5,869,220
TOTAL COMMON STOCKS
(Cost $757,658,873)		922,364,112

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 0.41% (b)
(Cost $8,337,978)	8,335,782	8,338,282
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $765,996,851)		930,702,394
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(3,490,644)
NET ASSETS - 100%		$927,211,750

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,388
Fidelity Securities Lending Cash Central Fund	1,802
Total	$12,190

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $769,764,856. Net unrealized appreciation aggregated $160,937,538, of which $183,800,400 related to appreciated investment securities and $22,862,862 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Communications Equipment Fund

October 31, 2016

AFDC-QTLY-1216
1.809086.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Communications Equipment - 71.4%
Communications Equipment - 71.4%
ADTRAN, Inc.	7,460	$135,399
Arista Networks, Inc. (a)	680	57,630
Arris International PLC (a)	11,868	329,693
Brocade Communications Systems, Inc.	70,335	745,551
Calix Networks, Inc. (a)	7,500	46,875
Ciena Corp. (a)	2,470	47,869
Cisco Systems, Inc.	116,534	3,575,261
CommScope Holding Co., Inc. (a)	30,930	944,912
Comtech Telecommunications Corp.	3,200	33,280
EchoStar Holding Corp. Class A (a)	1,860	86,936
EXFO, Inc. (a)	4,700	20,445
Extreme Networks, Inc. (a)	6,470	27,239
F5 Networks, Inc. (a)	6,655	919,788
Finisar Corp. (a)	15,490	424,116
Harris Corp.	9,280	827,869
Infinera Corp. (a)	4,217	32,893
InterDigital, Inc.	3,530	249,395
Ixia (a)	12,530	149,734
Juniper Networks, Inc.	29,648	780,928
Lumentum Holdings, Inc. (a)	3,730	125,328
Mitel Networks Corp. (a)	6,410	42,883
Motorola Solutions, Inc.	3,609	261,941
NETGEAR, Inc. (a)	1,950	98,475
NetScout Systems, Inc. (a)	10,460	287,127
Nokia Corp.	6,500	28,984
Nokia Corp. sponsored ADR (b)	149,790	671,059
Oclaro, Inc. (a)	7,670	56,068
Palo Alto Networks, Inc. (a)	1,430	219,977
Plantronics, Inc.	3,040	157,198
Radware Ltd. (a)	15,870	214,404
Sandvine Corp. (U.K.)	21,700	48,697
ShoreTel, Inc. (a)	3,600	23,940
Sierra Wireless, Inc. (a)	1,200	16,380
Sonus Networks, Inc. (a)	10,330	59,811
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	154,180	750,857
ViaSat, Inc. (a)	100	7,066
Viavi Solutions, Inc. (a)	22,470	159,986
		12,665,994
Construction & Engineering - 0.1%
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	250	19,233
Electronic Equipment & Components - 2.9%
Electronic Components - 0.3%
II-VI, Inc. (a)	2,100	58,380
Electronic Equipment & Instruments - 0.7%
Keysight Technologies, Inc. (a)	3,870	126,936
Electronic Manufacturing Services - 0.7%
Fabrinet (a)	700	26,572
Jabil Circuit, Inc.	2,900	61,886
TE Connectivity Ltd.	390	24,519
		112,977
Technology Distributors - 1.2%
CDW Corp.	2,720	122,155
Dell Technologies, Inc. (a)	1,804	88,558
		210,713

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		509,006

Internet Software & Services - 2.0%
Internet Software & Services - 2.0%
Alphabet, Inc.:
Class A	139	112,576
Class C (a)	168	131,803
Rackspace Hosting, Inc. (a)	500	15,970
Web.com Group, Inc. (a)	5,460	87,906
		348,255
IT Services - 0.2%
IT Consulting & Other Services - 0.2%
Cognizant Technology Solutions Corp. Class A (a)	820	42,107
Semiconductors & Semiconductor Equipment - 19.7%
Semiconductors - 19.7%
Broadcom Ltd.	665	113,236
GSI Technology, Inc. (a)	2,800	14,784
Maxim Integrated Products, Inc.	1,300	51,519
NXP Semiconductors NV (a)	540	54,000
ON Semiconductor Corp. (a)	1,700	19,839
Qorvo, Inc. (a)	740	41,181
Qualcomm, Inc.	46,571	3,200,359
		3,494,918
Software - 0.4%
Systems Software - 0.4%
Check Point Software Technologies Ltd. (a)	840	71,030
Technology Hardware, Storage & Peripherals - 2.2%
Technology Hardware, Storage & Peripherals - 2.2%
BlackBerry Ltd. (a)	30,300	213,928
HP, Inc.	9,260	134,177
Samsung Electronics Co. Ltd.	34	48,722
		396,827
TOTAL COMMON STOCKS
(Cost $15,547,400)		17,547,370

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 0.41% (c)	437,696	437,827
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	490,682	490,780
TOTAL MONEY MARKET FUNDS
(Cost $928,532)		928,607
TOTAL INVESTMENT PORTFOLIO - 104.1%
(Cost $16,475,932)		18,475,977
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(726,484)
NET ASSETS - 100%		$17,749,493

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$430
Fidelity Securities Lending Cash Central Fund	508
Total	$938

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $16,558,149. Net unrealized appreciation aggregated $1,917,828, of which $2,875,271 related to appreciated investment securities and $957,443 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Consumer Discretionary Fund

October 31, 2016

AFCI-QTLY-1216
1.809085.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Auto Components - 1.2%
Auto Parts & Equipment - 1.2%
Tenneco, Inc. (a)	64,182	$3,534,503
Automobiles - 0.3%
Automobile Manufacturers - 0.3%
Ferrari NV	16,700	881,259
Beverages - 1.4%
Distillers & Vintners - 0.1%
Constellation Brands, Inc. Class A (sub. vtg.)	1,467	245,165
Soft Drinks - 1.3%
Monster Beverage Corp. (a)	25,549	3,687,743

TOTAL BEVERAGES		3,932,908

Distributors - 1.1%
Distributors - 1.1%
LKQ Corp. (a)	92,200	2,976,216
Hotels, Restaurants & Leisure - 12.3%
Casinos & Gaming - 1.8%
Las Vegas Sands Corp.	91,380	5,289,074
Hotels, Resorts & Cruise Lines - 3.8%
Hilton Worldwide Holdings, Inc.	474,700	10,728,220
Leisure Facilities - 1.1%
Vail Resorts, Inc.	20,240	3,227,066
Restaurants - 5.6%
Buffalo Wild Wings, Inc. (a)	24,700	3,597,555
Del Frisco's Restaurant Group, Inc. (a)	44,095	630,559
Domino's Pizza, Inc.	28,440	4,813,186
Jack in the Box, Inc.	2,100	196,833
McDonald's Corp.	5,580	628,141
Starbucks Corp.	113,976	6,048,706
		15,914,980

TOTAL HOTELS, RESTAURANTS & LEISURE		35,159,340

Household Durables - 1.8%
Household Appliances - 1.8%
Techtronic Industries Co. Ltd.	1,333,500	5,020,688
Household Products - 0.8%
Household Products - 0.8%
Spectrum Brands Holdings, Inc.	16,810	2,273,384
Internet & Direct Marketing Retail - 17.4%
Internet & Direct Marketing Retail - 17.4%
Amazon.com, Inc. (a)	54,080	42,713,464
Liberty Interactive Corp. QVC Group Series A (a)	180,669	3,340,570
Ocado Group PLC (a)(b)	1,115,940	3,756,254
		49,810,288
Leisure Products - 1.5%
Leisure Products - 1.5%
Mattel, Inc.	137,000	4,319,610
Media - 22.0%
Advertising - 2.8%
Interpublic Group of Companies, Inc.	358,400	8,024,576
Cable & Satellite - 10.2%
Charter Communications, Inc. Class A (a)	65,194	16,291,329
Comcast Corp. Class A	85,200	5,267,064
DISH Network Corp. Class A (a)	19,900	1,165,344
Naspers Ltd. Class N	27,270	4,570,500
Sirius XM Holdings, Inc. (b)	461,300	1,923,621
		29,217,858
Movies & Entertainment - 9.0%
The Walt Disney Co.	266,206	24,674,634
Time Warner, Inc.	11,600	1,032,284
		25,706,918

TOTAL MEDIA		62,949,352

Multiline Retail - 2.8%
General Merchandise Stores - 2.8%
B&M European Value Retail S.A.	797,628	2,290,392
Dollar Tree, Inc. (a)	76,400	5,772,020
		8,062,412
Software - 0.6%
Application Software - 0.6%
Mobileye NV (a)	43,400	1,613,612
Specialty Retail - 25.5%
Apparel Retail - 12.6%
Inditex SA	71,804	2,510,113
L Brands, Inc.	204,600	14,770,074
Ross Stores, Inc.	220,320	13,778,813
TJX Companies, Inc.	59,408	4,381,340
Zumiez, Inc. (a)	19,934	443,532
		35,883,872
Automotive Retail - 4.1%
Advance Auto Parts, Inc.	24,760	3,468,381
AutoZone, Inc. (a)	4,970	3,688,535
O'Reilly Automotive, Inc. (a)	17,500	4,627,700
		11,784,616
Home Improvement Retail - 8.8%
Home Depot, Inc.	207,320	25,295,113

TOTAL SPECIALTY RETAIL		72,963,601

Textiles, Apparel & Luxury Goods - 8.7%
Apparel, Accessories & Luxury Goods - 3.6%
G-III Apparel Group Ltd. (a)	72,780	1,901,014
Regina Miracle International Holdings Ltd. (b)	481,635	493,090
VF Corp.	144,280	7,821,419
		10,215,523
Footwear - 5.1%
NIKE, Inc. Class B	293,434	14,724,518

TOTAL TEXTILES, APPAREL & LUXURY GOODS		24,940,041

TOTAL COMMON STOCKS
(Cost $248,367,892)		278,437,214
	Principal Amount	Value

Convertible Bonds - 0.3%
Media - 0.3%
Cable & Satellite - 0.3%
DISH Network Corp. 3.375% 8/15/26 (Cost $810,000)(c)	$810,000	927,956
	Shares	Value

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.41% (d)	6,847,401	6,849,456
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	6,191,417	6,192,655
TOTAL MONEY MARKET FUNDS
(Cost $13,039,390)		13,042,111
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $262,217,282)		292,407,281
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(6,646,318)
NET ASSETS - 100%		$285,760,963

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $927,956 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,486
Fidelity Securities Lending Cash Central Fund	64,583
Total	$73,069

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$278,437,214	$278,437,214	$--	$--
Convertible Bonds	927,956	--	927,956	--
Money Market Funds	13,042,111	13,042,111	--	--
Total Investments in Securities:	$292,407,281	$291,479,325	$927,956	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$6,762,550

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $262,644,425. Net unrealized appreciation aggregated $29,762,856, of which $45,731,669 related to appreciated investment securities and $15,968,813 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Energy Fund

October 31, 2016

ANR-QTLY-1216
1.809101.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Chemicals - 0.7%
Commodity Chemicals - 0.7%
LyondellBasell Industries NV Class A	81,100	$6,451,505
Electric Utilities - 1.2%
Electric Utilities - 1.2%
DONG Energy A/S	298,900	11,853,129
Energy Equipment & Services - 17.3%
Oil & Gas Drilling - 0.6%
Nabors Industries Ltd.	251,800	2,996,420
Odfjell Drilling A/S (a)	564,256	751,217
Trinidad Drilling Ltd.	279,200	534,962
Xtreme Drilling & Coil Services Corp. (a)	1,059,502	2,211,739
		6,494,338
Oil & Gas Equipment & Services - 16.7%
Baker Hughes, Inc.	1,008,500	55,870,900
Dril-Quip, Inc. (a)	139,791	6,640,073
Exterran Corp. (a)	51,700	817,377
Frank's International NV (b)	667,900	7,513,875
Halliburton Co.	393,800	18,114,800
Newpark Resources, Inc. (a)	1,009,600	6,360,480
Oceaneering International, Inc.	216,273	5,147,297
RigNet, Inc. (a)	90,000	1,350,000
Schlumberger Ltd.	742,218	58,063,712
Superior Energy Services, Inc.	131,100	1,856,376
Tesco Corp.	256,100	1,754,285
Total Energy Services, Inc.	38,900	368,322
		163,857,497

TOTAL ENERGY EQUIPMENT & SERVICES		170,351,835

Gas Utilities - 0.1%
Gas Utilities - 0.1%
Indraprastha Gas Ltd. (a)	101,181	1,304,476
Independent Power and Renewable Electricity Producers - 0.7%
Renewable Electricity - 0.7%
NextEra Energy Partners LP	249,200	6,815,620
Metals & Mining - 0.5%
Diversified Metals & Mining - 0.5%
Hi-Crush Partners LP (a)	273,203	4,630,791
Oil, Gas & Consumable Fuels - 78.4%
Coal & Consumable Fuels - 0.4%
CONSOL Energy, Inc.	205,800	3,488,310
Integrated Oil & Gas - 9.3%
Chevron Corp.	441,809	46,279,493
Exxon Mobil Corp.	507,261	42,264,987
Suncor Energy, Inc.	101,500	3,045,832
		91,590,312
Oil & Gas Exploration & Production - 54.4%
Anadarko Petroleum Corp.	732,783	43,556,622
Apache Corp.	226,300	13,460,324
ARC Resources Ltd. (b)	70,300	1,193,418
Cabot Oil & Gas Corp.	228,600	4,773,168
California Resources Corp.	1	10
Callon Petroleum Co. (a)	1,044,100	13,562,859
Canadian Natural Resources Ltd.	29,500	936,267
Carrizo Oil & Gas, Inc. (a)	333,400	11,278,922
Centennial Resource Development, Inc. (c)	45,200	604,098
Chesapeake Energy Corp. (a)(b)	558,500	3,077,335
Cimarex Energy Co.	260,247	33,605,695
Clayton Williams Energy, Inc. (a)(b)	11,800	1,030,258
Concho Resources, Inc. (a)	135,900	17,251,146
ConocoPhillips Co.	375,100	16,298,095
Continental Resources, Inc. (a)	281,800	13,782,838
Devon Energy Corp.	350,800	13,291,812
Diamondback Energy, Inc. (a)	323,400	29,523,186
Encana Corp.	186,900	1,782,190
EOG Resources, Inc.	635,386	57,451,602
Extraction Oil & Gas, Inc.	115,217	2,461,035
Gran Tierra Energy, Inc. (Canada) (a)	408,200	1,192,980
Hess Corp.	159,100	7,632,027
Jones Energy, Inc. (a)(b)	326,600	1,339,060
Marathon Oil Corp.	1,261,000	16,619,980
Newfield Exploration Co. (a)	776,300	31,510,017
Noble Energy, Inc.	661,508	22,802,181
Oasis Petroleum, Inc. (a)	459,900	4,824,351
Parsley Energy, Inc. Class A (a)	518,100	17,045,490
PDC Energy, Inc. (a)	316,588	19,416,342
Pioneer Natural Resources Co.	252,716	45,241,218
QEP Resources, Inc.	414,800	6,665,836
Rice Energy, Inc. (a)	901,287	19,909,430
Ring Energy, Inc. (a)	307,232	2,835,751
RSP Permian, Inc. (a)	469,900	16,963,390
Seven Generations Energy Ltd. (a)	606,200	12,925,759
SM Energy Co.	538,600	18,113,118
Southwestern Energy Co. (a)	74,500	774,055
TAG Oil Ltd. (a)	342,200	214,306
Trilogy Energy Corp. (a)	168,200	902,885
Whiting Petroleum Corp. (a)(b)	923,100	7,606,344
		533,455,400
Oil & Gas Refining & Marketing - 7.7%
Alon U.S.A. Energy, Inc.	121,900	982,514
Delek U.S. Holdings, Inc.	59,300	1,002,170
HollyFrontier Corp.	204,500	5,102,275
Keyera Corp.	282,700	8,485,426
Marathon Petroleum Corp.	24,500	1,067,955
Phillips 66 Co.	325,800	26,438,670
Valero Energy Corp.	239,526	14,189,520
Western Refining, Inc.	427,500	12,333,375
World Fuel Services Corp.	160,870	6,475,018
		76,076,923
Oil & Gas Storage & Transport - 6.6%
Cheniere Energy Partners LP Holdings LLC	210,400	4,195,376
Enterprise Products Partners LP	347,200	8,763,328
Gener8 Maritime, Inc. (a)	79,800	336,756
Golar LNG Ltd. (b)	170,000	3,721,300
Kinder Morgan, Inc.	285,300	5,828,679
Magellan Midstream Partners LP	15,334	1,030,905
Noble Midstream Partners LP	77,900	2,337,000
Plains All American Pipeline LP	223,600	6,788,496
Rice Midstream Partners LP	320,400	6,943,068
Shell Midstream Partners LP	24,140	654,918
Targa Resources Corp.	202,100	8,872,190
Teekay LNG Partners LP	64,100	948,680
The Williams Companies, Inc.	508,600	14,851,120
		65,271,816

TOTAL OIL, GAS & CONSUMABLE FUELS		769,882,761

TOTAL COMMON STOCKS
(Cost $860,407,325)		971,290,117

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 0.41% (d)	12,658,641	12,662,438
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	19,939,598	19,943,585
TOTAL MONEY MARKET FUNDS
(Cost $32,601,777)		32,606,023
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $893,009,102)		1,003,896,140
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(21,629,062)
NET ASSETS - 100%		$982,267,078

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $604,098 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Centennial Resource Development, Inc.	10/11/16	$452,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,227
Fidelity Securities Lending Cash Central Fund	70,096
Total	$81,323

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$971,290,117	$970,686,019	$604,098	$--
Money Market Funds	32,606,023	32,606,023	--	--
Total Investments in Securities:	$1,003,896,140	$1,003,292,042	$604,098	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $914,313,686. Net unrealized appreciation aggregated $89,582,454, of which $145,772,697 related to appreciated investment securities and $56,190,243 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Financial Services Fund

October 31, 2016

AFFS-QTLY-1216
1.809094.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Banks - 33.2%
Diversified Banks - 22.1%
Bank of America Corp.	659,756	$10,885,974
Citigroup, Inc.	216,365	10,634,340
Comerica, Inc.	48,819	2,542,982
JPMorgan Chase & Co.	94,831	6,567,995
The Bank of NT Butterfield & Son Ltd.	8,200	207,460
U.S. Bancorp	184,808	8,272,006
Wells Fargo & Co.	173,048	7,961,938
		47,072,695
Regional Banks - 11.1%
CIT Group, Inc.	38,600	1,402,338
CoBiz, Inc.	79,291	1,008,582
Huntington Bancshares, Inc.	478,300	5,069,980
M&T Bank Corp.	30,400	3,730,992
PNC Financial Services Group, Inc.	63,600	6,080,160
Popular, Inc.	70,700	2,566,410
Preferred Bank, Los Angeles	13,700	519,504
SunTrust Banks, Inc.	55,800	2,523,834
SVB Financial Group (a)	5,500	672,485
		23,574,285

TOTAL BANKS		70,646,980

Capital Markets - 14.8%
Asset Management & Custody Banks - 5.4%
Affiliated Managers Group, Inc. (a)	15,254	2,023,596
BlackRock, Inc. Class A	16,700	5,698,708
Invesco Ltd.	42,138	1,183,656
Northern Trust Corp.	14,500	1,050,090
Oaktree Capital Group LLC Class A	37,600	1,564,160
		11,520,210
Financial Exchanges & Data - 4.1%
CBOE Holdings, Inc.	20,100	1,270,521
CME Group, Inc.	17,900	1,791,790
IntercontinentalExchange, Inc.	20,964	5,668,456
		8,730,767
Investment Banking & Brokerage - 5.3%
E*TRADE Financial Corp. (a)	117,100	3,297,536
Goldman Sachs Group, Inc.	40,150	7,156,336
Investment Technology Group, Inc.	44,275	677,850
		11,131,722

TOTAL CAPITAL MARKETS		31,382,699

Consumer Finance - 7.0%
Consumer Finance - 7.0%
Capital One Financial Corp.	94,938	7,029,210
Discover Financial Services	67,100	3,779,743
Synchrony Financial	145,200	4,151,268
		14,960,221
Diversified Financial Services - 6.3%
Multi-Sector Holdings - 6.1%
Berkshire Hathaway, Inc. Class B (a)	90,569	13,069,106
Specialized Finance - 0.2%
Bats Global Markets, Inc.	11,200	329,392

TOTAL DIVERSIFIED FINANCIAL SERVICES		13,398,498

Equity Real Estate Investment Trusts (REITs) - 1.0%
Specialized REITs - 1.0%
American Tower Corp.	19,000	2,226,610
Insurance - 25.2%
Insurance Brokers - 3.7%
Brown & Brown, Inc.	84,800	3,125,728
Marsh & McLennan Companies, Inc.	72,600	4,602,114
		7,727,842
Life & Health Insurance - 4.0%
AFLAC, Inc.	50,000	3,443,500
Torchmark Corp.	79,980	5,071,532
		8,515,032
Multi-Line Insurance - 5.2%
American Financial Group, Inc.	44,500	3,315,250
American International Group, Inc.	102,400	6,318,080
Hartford Financial Services Group, Inc.	33,500	1,477,685
		11,111,015
Property & Casualty Insurance - 11.0%
Allied World Assurance Co. Holdings AG	66,800	2,871,064
Allstate Corp.	78,390	5,322,681
AmTrust Financial Services, Inc.	53,600	1,414,504
Chubb Ltd.	67,157	8,528,939
FNF Group	147,850	5,309,294
		23,446,482
Reinsurance - 1.3%
Reinsurance Group of America, Inc.	26,100	2,815,146

TOTAL INSURANCE		53,615,517

IT Services - 5.9%
Data Processing & Outsourced Services - 5.9%
MasterCard, Inc. Class A	32,600	3,488,852
The Western Union Co.	73,100	1,467,117
Visa, Inc. Class A	74,820	6,173,398
WEX, Inc. (a)	13,600	1,483,760
		12,613,127
Mortgage Real Estate Investment Trusts - 1.7%
Mortgage REITs - 1.7%
Agnc Investment Corp.	92,400	1,853,544
American Capital Mortgage Investment Corp.	77,900	1,328,195
Redwood Trust, Inc.	30,800	433,048
		3,614,787
Professional Services - 0.9%
Research & Consulting Services - 0.9%
Verisk Analytics, Inc. (a)	22,800	1,859,340
Software - 0.9%
Application Software - 0.9%
SS&C Technologies Holdings, Inc.	56,500	1,804,045
Thrifts & Mortgage Finance - 0.7%
Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp. (a)	96,600	788,256
Radian Group, Inc.	43,500	591,165
		1,379,421
TOTAL COMMON STOCKS
(Cost $200,762,671)		207,501,245

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 0.41% (b)
(Cost $5,934,537)	5,932,758	5,934,537
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $206,697,208)		213,435,782
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(850,458)
NET ASSETS - 100%		$212,585,324

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,951
Fidelity Securities Lending Cash Central Fund	5
Total	$6,956

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $206,891,626. Net unrealized appreciation aggregated $6,544,156, of which $12,549,508 related to appreciated investment securities and $6,005,352 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Global Real Estate Fund

October 31, 2016

AGRE-QTLY-1216
1.9879813.100

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Australia - 4.3%
GDI Property Group unit	11,080	$8,176
Ingenia Communities Group unit	7,217	14,933
Propertylink Group unit	22,300	12,383
Stockland Corp. Ltd. unit	9,604	32,291
The GPT Group unit	10,114	35,853

TOTAL AUSTRALIA		103,636

Austria - 1.9%
Buwog-Gemeinnuetzige Wohnung	1,933	46,715
Canada - 2.6%
Boardwalk (REIT)	999	36,659
Smart (REIT)	1,010	25,188

TOTAL CANADA		61,847

France - 2.3%
Unibail-Rodamco	236	56,018
Germany - 3.4%
LEG Immobilien AG	545	45,971
Vonovia SE	990	34,869

TOTAL GERMANY		80,840

Hong Kong - 5.3%
Sino Land Ltd.	25,900	44,082
Sun Hung Kai Properties Ltd.	5,570	83,165

TOTAL HONG KONG		127,247

Ireland - 1.6%
Hibernia (REIT) PLC	21,400	30,140
Irish Residential Properties REIT PLC	7,300	9,416

TOTAL IRELAND		39,556

Japan - 10.2%
Invincible Investment Corp.	25	12,158
Kenedix Office Investment Corp.	5	28,130
Kenedix Retail REIT Corp.	12	28,950
Mitsubishi Estate Co. Ltd.	2,950	58,553
Mitsui Fudosan Co. Ltd.	2,300	52,428
Nippon Prologis REIT, Inc.	10	22,628
NTT Urban Development Co.	1,300	11,950
ORIX JREIT, Inc.	19	32,557

TOTAL JAPAN		247,354

Singapore - 2.4%
City Developments Ltd.	3,300	20,138
Mapletree Commercial Trust	10,500	11,547
Parkway Life REIT	14,400	26,497

TOTAL SINGAPORE		58,182

Spain - 1.3%
Inmobiliaria Colonial SA	1,129	7,973
Merlin Properties Socimi SA	2,145	24,112

TOTAL SPAIN		32,085

Sweden - 1.7%
Castellum AB	3,100	42,010
United Kingdom - 2.7%
Big Yellow Group PLC	1,165	9,868
British Land Co. PLC	3,769	27,011
Londonmetric Properity PLC	7,065	12,894
U & I Group PLC	8,340	16,103

TOTAL UNITED KINGDOM		65,876

United States of America - 55.1%
American Campus Communities, Inc.	211	10,995
American Homes 4 Rent Class A	689	14,545
Apartment Investment & Management Co. Class A	518	22,828
AvalonBay Communities, Inc.	96	16,433
Boston Properties, Inc.	400	48,192
Brixmor Property Group, Inc.	1,369	34,800
Camden Property Trust (SBI)	225	18,324
Chambers Street Properties	2,512	23,161
Cousins Properties, Inc.	1,402	10,894
DCT Industrial Trust, Inc.	830	38,803
DDR Corp.	2,529	38,668
DiamondRock Hospitality Co.	1,483	13,569
Digital Realty Trust, Inc.	407	38,026
Duke Realty LP	2,992	78,241
Equity Lifestyle Properties, Inc.	577	43,760
Equity Residential (SBI)	265	16,364
Essex Property Trust, Inc.	145	31,043
Extra Space Storage, Inc.	378	27,651
Forest City Realty Trust, Inc.	1,357	29,298
Gaming & Leisure Properties	670	21,996
General Growth Properties, Inc.	1,625	40,544
Host Hotels & Resorts, Inc.	4,152	64,273
Kimco Realty Corp.	908	24,162
Kite Realty Group Trust	788	19,645
Medical Properties Trust, Inc.	1,566	21,830
Monogram Residential Trust, Inc.	778	8,200
New York (REIT), Inc.	1,338	12,604
Parkway, Inc. (a)	173	3,117
Prologis, Inc.	1,439	75,058
Public Storage	379	81,000
RLJ Lodging Trust	672	13,252
Simon Property Group, Inc.	428	79,591
SL Green Realty Corp.	167	16,403
Spirit Realty Capital, Inc.	2,285	27,214
Sun Communities, Inc.	390	30,003
The Macerich Co.	510	36,098
UDR, Inc.	1,714	59,939
Urban Edge Properties	323	8,337
Ventas, Inc.	888	60,162
VEREIT, Inc.	3,903	36,688
Welltower, Inc.	525	35,978

TOTAL UNITED STATES OF AMERICA		1,331,689

TOTAL COMMON STOCKS
(Cost $2,492,380)		2,293,055

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.41% (b)
(Cost $62,825)	62,813	62,831
TOTAL INVESTMENT PORTFOLIO - 97.4%
(Cost $2,555,205)		2,355,886
NET OTHER ASSETS (LIABILITIES) - 2.6%		62,339
NET ASSETS - 100%		$2,418,225

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$87
Total	$87

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$12,383	$12,383	$--	$--
Real Estate	2,280,672	2,224,654	56,018	--
Money Market Funds	62,831	62,831	--	--
Total Investments in Securities:	$2,355,886	$2,299,868	$56,018	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $2,557,508. Net unrealized depreciation aggregated $201,622, of which $8,761 related to appreciated investment securities and $210,383 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Health Care Fund

October 31, 2016

AFHC-QTLY-1216
1.809075.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Biotechnology - 28.1%
Biotechnology - 28.1%
Ablynx NV (a)(b)	787,572	$7,781,015
AC Immune SA	192,300	2,619,126
ACADIA Pharmaceuticals, Inc. (a)	27,600	643,356
Acorda Therapeutics, Inc. (a)	541,100	9,577,470
Actelion Ltd.	13,825	1,997,853
Advanced Accelerator Applications SA sponsored ADR	196,300	7,145,320
Advaxis, Inc. (a)(b)	640,000	5,177,600
Alexion Pharmaceuticals, Inc. (a)	675,700	88,178,850
Alnylam Pharmaceuticals, Inc. (a)(b)	165,844	5,904,046
Amgen, Inc.	1,136,900	160,484,804
Amicus Therapeutics, Inc. (a)(b)	1,280,000	8,832,000
Arena Pharmaceuticals, Inc. (a)	2,625,396	3,885,586
Array BioPharma, Inc. (a)	1,500,000	8,550,000
Ascendis Pharma A/S sponsored ADR (a)(b)	400,000	7,788,000
BeiGene Ltd. ADR	83,859	2,787,473
Biogen, Inc. (a)	117,784	33,000,721
BioMarin Pharmaceutical, Inc. (a)	77,900	6,272,508
bluebird bio, Inc. (a)(b)	49,920	2,383,680
Blueprint Medicines Corp. (a)	205,000	6,145,900
Celgene Corp. (a)	110,000	11,239,800
Cellectis SA sponsored ADR (a)	221,100	3,909,048
Curis, Inc. (a)	1,379,100	3,585,660
Cytokinetics, Inc. (a)	400,000	3,880,000
CytomX Therapeutics, Inc. (a)	146,600	1,652,182
Five Prime Therapeutics, Inc. (a)	147,839	7,174,627
Galapagos Genomics NV sponsored ADR (a)	143,077	8,673,328
Gilead Sciences, Inc.	430,000	31,660,900
Heron Therapeutics, Inc. (a)(b)	189,715	2,817,268
Incyte Corp. (a)	64,700	5,626,959
Insmed, Inc. (a)	1,100,000	14,278,000
Intercept Pharmaceuticals, Inc. (a)	55,544	6,873,015
Neurocrine Biosciences, Inc. (a)	280,000	12,255,600
Protagonist Therapeutics, Inc.	75,400	1,417,520
Proteostasis Therapeutics, Inc.	210,200	1,496,624
Puma Biotechnology, Inc. (a)(b)	285,800	10,946,140
Regeneron Pharmaceuticals, Inc. (a)	89,200	30,775,784
Spark Therapeutics, Inc. (a)(b)	145,874	6,857,537
TESARO, Inc. (a)(b)	252,200	30,485,936
Trevena, Inc. (a)	1,000,000	4,880,000
Ultragenyx Pharmaceutical, Inc. (a)	219,640	12,956,564
Vertex Pharmaceuticals, Inc. (a)	1,151,100	87,322,446
Xencor, Inc. (a)	330,000	7,025,700
		676,945,946
Capital Markets - 0.3%
Asset Management & Custody Banks - 0.3%
RPI International Holdings LP (c)	61,683	8,084,174
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	196,035	4,634,267
Health Care Equipment & Supplies - 29.2%
Health Care Equipment - 27.5%
Atricure, Inc. (a)	680,000	12,403,200
Boston Scientific Corp. (a)	5,750,000	126,500,000
DexCom, Inc. (a)	380,000	29,731,200
Insulet Corp. (a)	565,424	20,988,539
Integra LifeSciences Holdings Corp. (a)	300,000	23,853,000
Intuitive Surgical, Inc. (a)	96,000	64,519,680
Invuity, Inc. (a)(b)	590,000	5,988,500
Medtronic PLC	3,160,000	259,183,197
Nevro Corp. (a)(b)	135,000	12,409,200
NxStage Medical, Inc. (a)	346,027	7,868,654
Penumbra, Inc. (a)(b)	341,100	22,495,545
Wright Medical Group NV (a)	1,306,900	28,634,179
Zeltiq Aesthetics, Inc. (a)(b)	601,800	19,919,580
Zimmer Biomet Holdings, Inc.	280,000	29,512,000
		664,006,474
Health Care Supplies - 1.7%
The Cooper Companies, Inc.	152,600	26,863,704
The Spectranetics Corp. (a)	600,000	13,020,000
		39,883,704

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		703,890,178

Health Care Providers & Services - 14.9%
Health Care Distributors & Services - 2.6%
Amplifon SpA	760,000	8,034,213
EBOS Group Ltd.	1,312,664	16,004,597
McKesson Corp.	266,400	33,878,088
Oriola-KD Oyj	741,200	3,474,295
		61,391,193
Health Care Facilities - 1.5%
Surgical Care Affiliates, Inc. (a)	359,805	15,396,056
Universal Health Services, Inc. Class B	177,800	21,462,238
		36,858,294
Health Care Services - 2.2%
Adeptus Health, Inc. Class A (a)(b)	158,300	4,767,996
American Renal Associates Holdings, Inc.	333,378	5,887,455
Envision Healthcare Holdings, Inc. (a)	1,100,000	21,758,000
Premier, Inc. (a)	230,000	7,323,200
Teladoc, Inc. (a)(b)	255,900	4,158,375
United Drug PLC (United Kingdom)	1,000,000	7,998,840
		51,893,866
Managed Health Care - 8.6%
Anthem, Inc.	357,900	43,613,694
Cigna Corp.	454,100	53,960,703
Humana, Inc.	65,000	11,149,450
UnitedHealth Group, Inc.	700,000	98,931,000
		207,654,847

TOTAL HEALTH CARE PROVIDERS & SERVICES		357,798,200

Health Care Technology - 3.0%
Health Care Technology - 3.0%
athenahealth, Inc. (a)(b)	250,100	25,840,332
Castlight Health, Inc. (a)	336,800	1,465,080
Evolent Health, Inc. (a)(b)	333,000	7,009,650
HealthStream, Inc. (a)	640,000	17,260,800
Medidata Solutions, Inc. (a)	444,800	21,345,952
		72,921,814
Life Sciences Tools & Services - 1.0%
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	569,500	24,813,115
Pharmaceuticals - 19.9%
Pharmaceuticals - 19.9%
Allergan PLC (a)	711,000	148,556,340
Amphastar Pharmaceuticals, Inc. (a)	600,000	10,884,000
AstraZeneca PLC (United Kingdom)	392,626	21,985,122
Bristol-Myers Squibb Co.	799,100	40,682,181
Catalent, Inc. (a)	1,200,000	27,372,000
Dechra Pharmaceuticals PLC	660,000	10,865,448
Eisai Co. Ltd.	245,900	15,705,523
Endo International PLC (a)	209,000	3,918,750
GlaxoSmithKline PLC	1,400,000	27,656,044
Horizon Pharma PLC (a)	424,100	7,090,952
Jazz Pharmaceuticals PLC (a)	131,300	14,373,411
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,716,000	11,685,150
Lee's Pharmaceutical Holdings Ltd.	4,366,536	3,789,130
Mylan N.V. (a)	216,400	7,898,600
Sun Pharmaceutical Industries Ltd.	1,000,010	11,144,628
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,009,900	85,903,126
The Medicines Company (a)(b)	305,429	10,063,886
TherapeuticsMD, Inc. (a)(b)	2,084,100	11,962,734
Theravance Biopharma, Inc. (a)(b)	317,200	7,971,236
		479,508,261
Professional Services - 1.0%
Human Resource & Employment Services - 1.0%
WageWorks, Inc. (a)	400,000	23,580,000
TOTAL COMMON STOCKS
(Cost $2,251,612,717)		2,352,175,955

Convertible Preferred Stocks - 0.1%
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(c)
(Cost $2,121,583)	322,145	2,300,115

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 0.41% (d)	40,420,848	40,432,975
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	45,625,529	45,634,654
TOTAL MONEY MARKET FUNDS
(Cost $86,058,385)		86,067,629
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $2,339,792,685)		2,440,543,699
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(29,816,800)
NET ASSETS - 100%		$2,410,726,899

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,384,289 or 0.4% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$2,121,583
RPI International Holdings LP	5/21/15 - 3/23/16	$8,207,868

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,393
Fidelity Securities Lending Cash Central Fund	269,618
Total	$292.011

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,352,175,955	$2,294,450,615	$49,641,166	$8,084,174
Convertible Preferred Stocks	2,300,115	--	--	2,300,115
Money Market Funds	86,067,629	86,067,629	--	--
Total Investments in Securities:	$2,440,543,699	$2,380,518,244	$49,641,166	$10,384,289

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $2,346,921,734. Net unrealized appreciation aggregated $93,621,965, of which $343,444,671 related to appreciated investment securities and $249,822,706 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Industrials Fund

October 31, 2016

AFCY-QTLY-1216
1.809093.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Aerospace & Defense - 23.9%
Aerospace & Defense - 23.9%
Astronics Corp. (a)	40,666	$1,505,455
Astronics Corp. Class B	6,099	225,663
BWX Technologies, Inc.	99,400	3,898,468
General Dynamics Corp.	179,162	27,006,880
Hexcel Corp.	184,600	8,397,454
Northrop Grumman Corp.	103,300	23,655,700
Raytheon Co.	113,900	15,559,879
Rockwell Collins, Inc.	51,900	4,376,208
Teledyne Technologies, Inc. (a)	104,865	11,291,863
Textron, Inc.	19,678	788,694
TransDigm Group, Inc.	23,200	6,321,072
United Technologies Corp.	313,751	32,065,352
		135,092,688
Air Freight & Logistics - 0.5%
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	43,600	2,970,032
Airlines - 3.6%
Airlines - 3.6%
Southwest Airlines Co.	444,300	17,794,215
Spirit Airlines, Inc. (a)	47,900	2,295,847
		20,090,062
Building Products - 3.2%
Building Products - 3.2%
A.O. Smith Corp.	154,784	6,991,593
Fortune Brands Home & Security, Inc.	152,900	8,352,927
Masco Corp.	78,000	2,408,640
		17,753,160
Commercial Services & Supplies - 3.7%
Commercial Printing - 1.1%
Deluxe Corp.	99,700	6,101,640
Diversified Support Services - 0.9%
Cintas Corp.	21,000	2,240,070
KAR Auction Services, Inc.	66,100	2,814,538
		5,054,608
Environmental & Facility Services - 0.3%
Team, Inc. (a)	53,300	1,638,975
Office Services & Supplies - 1.4%
West Corp.	408,532	8,056,251

TOTAL COMMERCIAL SERVICES & SUPPLIES		20,851,474

Construction & Engineering - 3.3%
Construction & Engineering - 3.3%
AECOM (a)	547,121	15,237,320
Dycom Industries, Inc. (a)	44,400	3,415,692
		18,653,012
Electrical Equipment - 8.3%
Electrical Components & Equipment - 7.8%
Acuity Brands, Inc.	10,600	2,369,842
AMETEK, Inc.	337,626	14,889,307
Eaton Corp. PLC	159,300	10,158,561
Fortive Corp.	253,166	12,924,124
Regal Beloit Corp.	62,300	3,681,930
		44,023,764
Heavy Electrical Equipment - 0.5%
TPI Composites, Inc. (b)	166,400	2,649,088

TOTAL ELECTRICAL EQUIPMENT		46,672,852

Health Care Equipment & Supplies - 1.1%
Health Care Equipment - 1.1%
Danaher Corp.	76,032	5,972,314
Industrial Conglomerates - 19.5%
Industrial Conglomerates - 19.5%
General Electric Co.	2,339,548	68,080,848
Honeywell International, Inc.	312,933	34,322,491
Roper Technologies, Inc.	42,600	7,383,006
		109,786,345
Machinery - 18.9%
Construction Machinery & Heavy Trucks - 7.9%
Allison Transmission Holdings, Inc.	278,400	8,154,336
Caterpillar, Inc.	278,900	23,276,994
Wabtec Corp.	170,900	13,212,279
		44,643,609
Industrial Machinery - 11.0%
Flowserve Corp.	158,500	6,712,475
IDEX Corp.	86,229	7,453,635
Illinois Tool Works, Inc.	31,700	3,600,169
Ingersoll-Rand PLC	239,600	16,122,684
Pentair PLC	141,000	7,773,330
Rexnord Corp. (a)	302,500	6,016,725
Snap-On, Inc.	54,100	8,336,810
TriMas Corp. (a)	345,823	6,207,523
		62,223,351

TOTAL MACHINERY		106,866,960

Professional Services - 2.0%
Research & Consulting Services - 2.0%
CEB, Inc.	12,949	629,969
IHS Markit Ltd. (a)	126,300	4,646,577
Verisk Analytics, Inc. (a)	75,044	6,119,838
		11,396,384
Road & Rail - 7.7%
Railroads - 2.5%
Norfolk Southern Corp.	153,300	14,256,900
Trucking - 5.2%
J.B. Hunt Transport Services, Inc.	274,984	22,441,444
Old Dominion Freight Lines, Inc. (a)	90,100	6,728,668
		29,170,112

TOTAL ROAD & RAIL		43,427,012

Trading Companies & Distributors - 3.6%
Trading Companies & Distributors - 3.6%
HD Supply Holdings, Inc. (a)	315,106	10,398,498
Univar, Inc. (a)	216,000	4,806,000
Wolseley PLC	101,098	5,260,355
		20,464,853
Water Utilities - 0.2%
Water Utilities - 0.2%
AquaVenture Holdings Ltd.	63,626	1,350,780
TOTAL COMMON STOCKS
(Cost $485,046,374)		561,347,928

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 0.41% (c)	2,503,463	2,504,214
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	42,891	42,900
TOTAL MONEY MARKET FUNDS
(Cost $2,546,699)		2,547,114
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $487,593,073)		563,895,042
NET OTHER ASSETS (LIABILITIES) - 0.1%		474,956
NET ASSETS - 100%		$564,369,998

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,574
Fidelity Securities Lending Cash Central Fund	1,057
Total	$8,631

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $488,908,817. Net unrealized appreciation aggregated $74,986,225, of which $89,477,058 related to appreciated investment securities and $14,490,833 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Semiconductors Fund

October 31, 2016

AFEL-QTLY-1216
1.809067.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Biotechnology - 0.0%
Biotechnology - 0.0%
Arrowhead Pharmaceuticals, Inc. warrants 5/21/17 (a)	64,879	$1
Commercial Services & Supplies - 0.7%
Office Services & Supplies - 0.7%
West Corp.	51,700	1,019,524
Communications Equipment - 0.5%
Communications Equipment - 0.5%
Brocade Communications Systems, Inc.	41,100	435,660
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	45,900	223,533
		659,193
Electronic Equipment & Components - 5.5%
Electronic Components - 0.3%
InvenSense, Inc. (a)	58,000	443,700
Electronic Equipment & Instruments - 0.2%
VeriFone Systems, Inc. (a)	16,200	250,776
Electronic Manufacturing Services - 3.0%
Jabil Circuit, Inc.	203,476	4,342,178
Technology Distributors - 2.0%
Avnet, Inc.	54,700	2,294,665
Dell Technologies, Inc. (a)	4,800	235,632
Tech Data Corp. (a)	5,600	431,312
		2,961,609

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		7,998,263

IT Services - 0.1%
Data Processing & Outsourced Services - 0.1%
EVERTEC, Inc.	6,100	92,415
Semiconductors & Semiconductor Equipment - 87.9%
Semiconductor Equipment - 7.5%
Amkor Technology, Inc. (a)	12,498	115,856
Applied Materials, Inc.	218,200	6,345,256
KLA-Tencor Corp.	5,400	405,594
Lam Research Corp.	35,881	3,475,434
PDF Solutions, Inc. (a)	13,600	268,600
Sumco Corp.	14,600	153,420
Xcerra Corp. (a)	21,900	120,669
		10,884,829
Semiconductors - 80.4%
Advanced Micro Devices, Inc. (a)	113,100	817,713
ams AG	2,710	75,997
Analog Devices, Inc.	130,928	8,392,485
Applied Micro Circuits Corp. (a)	10,437	77,234
Broadcom Ltd.	66,400	11,306,592
Cavium, Inc. (a)	32,225	1,819,101
Cree, Inc. (a)	65,700	1,465,110
Cypress Semiconductor Corp.	22,600	225,322
Dialog Semiconductor PLC (a)	17,500	686,780
Diodes, Inc. (a)	54,100	1,120,411
Exar Corp. (a)	5,000	45,100
GlobalWafers Co. Ltd.	51,000	126,010
Integrated Device Technology, Inc. (a)	97,200	2,013,012
Intel Corp.	804,578	28,055,633
Lattice Semiconductor Corp. (a)	19,500	118,365
Marvell Technology Group Ltd.	226,100	2,946,083
Maxim Integrated Products, Inc.	80,622	3,195,050
Mellanox Technologies Ltd. (a)	29,900	1,297,660
Microchip Technology, Inc.	32,200	1,949,710
Micron Technology, Inc. (a)	288,712	4,954,298
NVIDIA Corp.	33,323	2,371,265
NXP Semiconductors NV (a)	46,691	4,669,100
ON Semiconductor Corp. (a)	476,800	5,564,256
Qorvo, Inc. (a)	69,550	3,870,458
Qualcomm, Inc.	317,926	21,847,875
Semtech Corp. (a)	137,322	3,323,192
Skyworks Solutions, Inc.	46,600	3,585,404
Xilinx, Inc.	2,500	127,175
		116,046,391

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		126,931,220

Technology Hardware, Storage & Peripherals - 1.5%
Technology Hardware, Storage & Peripherals - 1.5%
HP, Inc.	36,100	523,089
Lenovo Group Ltd.	1,000,000	642,121
Nimble Storage, Inc. (a)	32,500	247,975
Samsung Electronics Co. Ltd.	541	775,253
		2,188,438
TOTAL COMMON STOCKS
(Cost $123,001,044)		138,889,054

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 0.41% (b)	5,578,372	5,580,045
Fidelity Securities Lending Cash Central Fund 0.48%(b)(c)	172	172
TOTAL MONEY MARKET FUNDS
(Cost $5,578,779)		5,580,217
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $128,579,823)		144,469,271
NET OTHER ASSETS (LIABILITIES) - 0.0%		(62,046)
NET ASSETS - 100%		$144,407,225

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,593
Fidelity Securities Lending Cash Central Fund	1,726
Total	$10,319

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$138,889,054	$138,889,053	$1	$--
Money Market Funds	5,580,217	5,580,217	--	--
Total Investments in Securities:	$144,469,271	$144,469,270	$1	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $130,661,007. Net unrealized appreciation aggregated $13,808,264, of which $17,165,808 related to appreciated investment securities and $3,357,544 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Technology Fund

October 31, 2016

AFTF-QTLY-1216
1.809103.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Automobiles - 1.7%
Automobile Manufacturers - 1.7%
Tesla Motors, Inc. (a)	137,309	$27,150,109
Banks - 0.2%
Diversified Banks - 0.2%
Han's Laser Technology Industry Group Co. Ltd. ELS(HSBC Warrant Program) 3/18/19 (a)(b)	1,151,200	3,832,916
Biotechnology - 0.2%
Biotechnology - 0.2%
BeiGene Ltd. ADR	52,537	1,746,330
Genscript Biotech Corp.	2,346,000	961,928
Samsung Biologics Co. Ltd. (a)	1,238	147,206
		2,855,464
Capital Markets - 0.7%
Diversified Capital Markets - 0.5%
iFlytek Co. Ltd. ELS (UBS Warrant Programme) warrants 11/24/17 (a)(b)	340,677	1,507,349
Lens Technology Co., Ltd. ELS (UBS Warrant Programme) warrants 9/25/17 (a)(b)	1,691,190	6,344,646
		7,851,995
Financial Exchanges & Data - 0.2%
MSCI, Inc.	31,700	2,542,023

TOTAL CAPITAL MARKETS		10,394,018

Chemicals - 1.5%
Industrial Gases - 0.5%
SK Materials Co., Ltd.	50,060	6,827,826
Wonik Materials Co. Ltd. (a)	16,769	1,042,422
		7,870,248
Specialty Chemicals - 1.0%
Duk San Neolux Co. Ltd. (a)	171,819	4,431,596
Nitto Denko Corp.	78,000	5,448,918
Shin-Etsu Chemical Co. Ltd.	10,800	820,891
Soulbrain Co. Ltd.	85,491	4,664,144
		15,365,549

TOTAL CHEMICALS		23,235,797

Commercial Services & Supplies - 0.5%
Commercial Printing - 0.5%
Nissha Printing Co. Ltd. (c)	301,500	7,311,095
Communications Equipment - 0.4%
Communications Equipment - 0.4%
Ciena Corp. (a)	77,800	1,507,764
CommScope Holding Co., Inc. (a)	69,700	2,129,335
Palo Alto Networks, Inc. (a)	5,800	892,214
Radware Ltd. (a)	610	8,241
Wistron NeWeb Corp.	778,610	2,170,729
		6,708,283
Consumer Finance - 0.0%
Consumer Finance - 0.0%
LendingClub Corp. (a)	700	3,451
Diversified Consumer Services - 0.8%
Education Services - 0.7%
China Online Education Group sponsored ADR (a)	9,403	162,860
New Oriental Education & Technology Group, Inc. sponsored ADR	200,600	10,056,078
TAL Education Group ADR (a)	16,300	1,327,472
		11,546,410
Specialized Consumer Services - 0.1%
LifeLock, Inc. (a)	867	13,959
ZTO Express (Cayman), Inc. sponsored ADR	64,400	1,090,292
		1,104,251

TOTAL DIVERSIFIED CONSUMER SERVICES		12,650,661

Electrical Equipment - 0.1%
Electrical Components & Equipment - 0.1%
Lumenpulse, Inc. (a)	21,700	268,722
Nidec Corp.	10,100	979,470
		1,248,192
Electronic Equipment & Components - 6.3%
Electronic Components - 2.3%
Alps Electric Co. Ltd.	465,200	11,178,640
Chunghwa Precision Test Tech Co. Ltd.	42,000	1,398,734
InvenSense, Inc. (a)	185,500	1,419,075
Iriso Electronics Co. Ltd.	66,600	3,670,716
Largan Precision Co. Ltd.	81,000	9,595,604
Ledlink Optics, Inc.	830,628	1,026,150
Murata Manufacturing Co. Ltd.	6,100	853,314
Samsung SDI Co. Ltd.	8,587	707,979
Sunny Optical Technology Group Co. Ltd.	436,100	2,131,144
Tong Hsing Electronics Industries Ltd.	75,000	259,289
Yageo Corp.	1,961,641	3,957,066
Yaskawa Electric Corp.	1,100	17,590
		36,215,301
Electronic Equipment & Instruments - 1.1%
Chroma ATE, Inc.	3,909,173	9,931,483
Cognex Corp.	34,600	1,785,360
Topcon Corp.	352,400	5,279,111
		16,995,954
Electronic Manufacturing Services - 2.1%
AAC Technology Holdings, Inc.	158,500	1,512,336
Trimble, Inc. (a)	1,118,596	30,917,993
		32,430,329
Technology Distributors - 0.8%
Dell Technologies, Inc. (a)	245,460	12,049,631
Digital China Holdings Ltd. (H Shares)	23,000	19,277
		12,068,908

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		97,710,492

Health Care Equipment & Supplies - 0.2%
Health Care Equipment - 0.2%
Intai Technology Corp.	517,000	2,361,292
Olympus Corp.	4,500	160,914
		2,522,206
Health Care Providers & Services - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	11,300	375,499
Health Care Technology - 1.3%
Health Care Technology - 1.3%
athenahealth, Inc. (a)	70,194	7,252,444
Inovalon Holdings, Inc. Class A (a)(c)	249,700	3,395,920
M3, Inc.	31,000	945,933
Medidata Solutions, Inc. (a)	148,800	7,140,912
Veeva Systems, Inc. Class A (a)	41,000	1,592,850
		20,328,059
Hotels, Restaurants & Leisure - 0.4%
Casinos & Gaming - 0.3%
500.com Ltd. sponsored ADR Class A (a)(c)	252,600	4,279,044
Hotels, Resorts & Cruise Lines - 0.1%
Tuniu Corp. Class A sponsored ADR (a)(c)	150,408	1,352,168

TOTAL HOTELS, RESTAURANTS & LEISURE		5,631,212

Household Durables - 1.1%
Consumer Electronics - 1.1%
Sony Corp.	280,200	8,831,413
Sony Corp. sponsored ADR (c)	258,600	8,101,938
		16,933,351
Industrial Conglomerates - 0.8%
Industrial Conglomerates - 0.8%
Cheil Industries, Inc.	81,250	11,472,627
Toshiba Corp. (a)	431,000	1,565,853
		13,038,480
Internet & Direct Marketing Retail - 1.9%
Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc. (a)	15,200	12,005,264
Ctrip.com International Ltd. ADR (a)	18,300	807,945
Groupon, Inc. Class A (a)	157,100	626,829
JD.com, Inc. sponsored ADR (a)	63,600	1,650,420
Jumei International Holding Ltd. sponsored ADR (a)	424,153	2,167,422
Liberty Interactive Corp. QVC Group Series A (a)	309	5,713
MySale Group PLC (a)	19,300	20,729
Netflix, Inc. (a)	79,300	9,902,191
Vipshop Holdings Ltd. ADR (a)	164,900	2,254,183
		29,440,696
Internet Software & Services - 25.1%
Internet Software & Services - 25.1%
58.com, Inc. ADR (a)(c)	314,100	13,145,085
Akamai Technologies, Inc. (a)	30,100	2,091,047
Alibaba Group Holding Ltd. sponsored ADR (a)	36,800	3,742,192
Alphabet, Inc.:
Class A	112,687	91,265,201
Class C (a)	117,155	91,912,784
Apptio, Inc.	2,400	47,352
Benefitfocus, Inc. (a)(c)	47,089	1,530,393
Bitauto Holdings Ltd. ADR (a)(c)	30,400	776,112
BlackLine, Inc.	63,000	1,433,250
Box, Inc. Class A (a)(c)	58,500	843,570
Cornerstone OnDemand, Inc. (a)	124,432	5,139,042
DeNA Co. Ltd.	242,920	7,829,404
eBay, Inc. (a)	12,200	347,822
eGain Communications Corp. (a)	64,050	182,543
Endurance International Group Holdings, Inc. (a)(c)	655,200	4,815,720
Envestnet, Inc. (a)	245	8,661
Facebook, Inc. Class A (a)	808,311	105,880,658
Fang Holdings Ltd. ADR (a)	2,800	9,324
Hortonworks, Inc. (a)(c)	207,600	1,586,064
LogMeIn, Inc.	16,900	1,605,500
MINDBODY, Inc. (a)	68,700	1,422,090
NetEase, Inc. ADR	3,700	950,863
New Relic, Inc. (a)	127,600	4,651,020
Nutanix, Inc. Class B	39,963	881,184
Q2 Holdings, Inc. (a)	700	19,670
Renren, Inc. ADR (a)(c)	272,700	534,492
Shopify, Inc. (a)	2,300	95,335
Shopify, Inc. Class A (a)	32,700	1,355,415
SINA Corp. (a)	52,298	3,772,778
SMS Co., Ltd.	263,300	6,881,904
Tencent Holdings Ltd.	212,200	5,623,796
The Trade Desk, Inc.	1,900	47,842
Twilio, Inc. Class A	5,700	194,484
Twitter, Inc. (a)	27,800	499,010
Web.com Group, Inc. (a)	58,642	944,136
Weibo Corp. sponsored ADR (a)(c)	6,029	277,394
Xunlei Ltd. sponsored ADR (a)	602,744	2,899,199
Yahoo!, Inc. (a)	537,400	22,328,970
Zillow Group, Inc.:
Class A (a)(c)	710	23,451
Class C (a)	720	24,019
		387,618,776
IT Services - 4.7%
Data Processing & Outsourced Services - 4.6%
Amadeus IT Holding SA Class A	31,100	1,468,021
Fidelity National Information Services, Inc.	36,195	2,675,534
Fiserv, Inc. (a)	86,300	8,498,824
FleetCor Technologies, Inc. (a)	1,000	175,300
Global Payments, Inc.	146,700	10,638,684
PayPal Holdings, Inc. (a)	4,000	166,640
Paysafe Group PLC (a)	1,411,600	7,481,367
Sabre Corp.	52,300	1,350,909
Total System Services, Inc.	72,553	3,618,944
Travelport Worldwide Ltd.	220,423	3,112,373
Vantiv, Inc. (a)	64,600	3,770,056
Visa, Inc. Class A	339,800	28,036,898
		70,993,550
IT Consulting & Other Services - 0.1%
Cognizant Technology Solutions Corp. Class A (a)	2,494	128,067
EPAM Systems, Inc. (a)	20,761	1,336,386
Virtusa Corp. (a)	400	7,576
		1,472,029

TOTAL IT SERVICES		72,465,579

Leisure Products - 0.1%
Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	52,600	1,579,956
Life Sciences Tools & Services - 0.1%
Life Sciences Tools & Services - 0.1%
JHL Biotech, Inc. (a)	555,476	1,202,443
Machinery - 0.3%
Industrial Machinery - 0.3%
Harmonic Drive Systems, Inc. (c)	38,600	1,089,869
HIWIN Technologies Corp.	293,000	1,296,399
King Slide Works Co. Ltd.	29,000	355,964
Minebea Mitsumi, Inc.	228,000	2,335,005
		5,077,237
Media - 0.9%
Advertising - 0.0%
iCar Asia Ltd. (a)(c)	1,658,295	315,366
Cable & Satellite - 0.8%
Naspers Ltd. Class N	76,445	12,812,315
Publishing - 0.1%
NEXT Co. Ltd.	21,800	183,763
Schibsted ASA (B Shares)	26,205	589,921
		773,684

TOTAL MEDIA		13,901,365

Professional Services - 0.3%
Human Resource & Employment Services - 0.2%
51job, Inc. sponsored ADR (a)	400	13,600
WageWorks, Inc. (a)	41,144	2,425,439
		2,439,039
Research & Consulting Services - 0.1%
ICF International, Inc. (a)	33,600	1,559,040
Verisk Analytics, Inc. (a)	168	13,700
		1,572,740

TOTAL PROFESSIONAL SERVICES		4,011,779

Semiconductors & Semiconductor Equipment - 18.6%
Semiconductor Equipment - 2.6%
Amkor Technology, Inc. (a)	294,346	2,728,587
Applied Materials, Inc.	900	26,172
EO Technics Co. Ltd.	49,260	2,713,326
Lam Research Corp.	98,900	9,579,454
Nanometrics, Inc. (a)	9,409	196,554
Rubicon Technology, Inc. (a)(c)	444,367	266,620
Siltronic AG (a)	151,400	5,446,353
SolarEdge Technologies, Inc. (a)	57,300	785,010
Sumco Corp.	1,321,100	13,882,447
SunEdison, Inc. (a)	700	130
Tessera Technologies, Inc.	117,000	4,340,700
		39,965,353
Semiconductors - 16.0%
Advanced Micro Devices, Inc. (a)	472,200	3,414,006
Advanced Semiconductor Engineering, Inc.	12,317,670	14,486,323
Advanced Semiconductor Engineering, Inc. sponsored ADR	1,266,926	7,411,517
Ambarella, Inc. (a)(c)	73,500	4,510,695
ams AG	166,110	4,658,231
ASPEED Tech, Inc.	149,282	2,154,346
Broadcom Ltd.	114,000	19,411,920
Cavium, Inc. (a)	56,700	3,200,715
Chipbond Technology Corp.	1,467,000	2,031,005
ChipMOS TECHNOLOGIES, Inc. sponsored ADR (a)	198,328	3,292,245
Cirrus Logic, Inc. (a)	22,714	1,226,102
Dialog Semiconductor PLC (a)	152,400	5,980,871
GlobalWafers Co. Ltd.	2,412,000	5,959,522
Himax Technologies, Inc. sponsored ADR (c)	735,504	5,773,706
Hua Hong Semiconductor Ltd.	3,272,000	3,872,963
Infineon Technologies AG	9,400	169,062
Inphi Corp. (a)	11,000	408,100
Integrated Device Technology, Inc. (a)	135,300	2,802,063
M/A-COM Technology Solutions Holdings, Inc. (a)	56,200	2,065,912
MagnaChip Semiconductor Corp. (a)	114,554	710,235
Marvell Technology Group Ltd.	1,400,561	18,249,310
Maxim Integrated Products, Inc.	20,000	792,600
Melexis NV	293	19,205
Micron Technology, Inc. (a)	1,455,300	24,972,948
Microsemi Corp. (a)	56,600	2,384,558
Monolithic Power Systems, Inc.	85,401	6,730,453
NVIDIA Corp.	191,850	13,652,046
NXP Semiconductors NV (a)	191,480	19,148,000
ON Semiconductor Corp. (a)	306,300	3,574,521
Power Integrations, Inc.	12,600	812,070
Qorvo, Inc. (a)	153,658	8,551,068
Qualcomm, Inc.	423,850	29,126,972
Sanken Electric Co. Ltd.	386,000	1,369,238
Semiconductor Manufacturing International Corp. (a)	16,310,000	1,975,268
Semtech Corp. (a)	384,998	9,316,952
Silicon Laboratories, Inc. (a)	30,300	1,816,485
Silicon Motion Technology Corp. sponsored ADR	57,288	2,326,466
Siliconware Precision Industries Co. Ltd. sponsored ADR	71,063	532,262
Sitronix Technology Corp.	235,000	872,068
SK Hynix, Inc.	193,411	6,933,173
Skyworks Solutions, Inc.	2,100	161,574
STMicroelectronics NV	1,630	15,470
Vanguard International Semiconductor Corp.	97,000	198,132
Xilinx, Inc.	300	15,261
		247,085,639

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		287,050,992

Software - 18.0%
Application Software - 7.3%
8x8, Inc. (a)	1,200	17,100
Adobe Systems, Inc. (a)	82,616	8,882,046
ANSYS, Inc. (a)	175	15,986
Autodesk, Inc. (a)	489,700	35,395,516
Blackbaud, Inc.	33,600	2,063,040
Callidus Software, Inc. (a)	245,900	4,487,675
Citrix Systems, Inc. (a)	28,615	2,426,552
Guidewire Software, Inc. (a)	190	10,916
HubSpot, Inc. (a)	9,900	519,255
Intuit, Inc.	84,100	9,145,034
Kingdee International Software Group Co. Ltd. (a)	365,800	148,574
LINE Corp. ADR	3,978	160,950
Linx SA	2,100	12,500
Mobileye NV (a)	183,900	6,837,402
Parametric Technology Corp. (a)	500	23,720
Paycom Software, Inc. (a)	900	46,557
Paylocity Holding Corp. (a)(c)	84,800	3,687,952
RealPage, Inc. (a)	8,300	225,760
Salesforce.com, Inc. (a)	274,119	20,602,784
Splunk, Inc. (a)	50,800	3,057,652
SS&C Technologies Holdings, Inc.	71,400	2,279,802
Ultimate Software Group, Inc. (a)	7,176	1,514,064
Workday, Inc. Class A (a)	36,200	3,137,816
Workiva, Inc. (a)	51,400	850,670
Zendesk, Inc. (a)	288,700	7,589,923
		113,139,246
Home Entertainment Software - 5.4%
Activision Blizzard, Inc.	407,770	17,603,431
Capcom Co. Ltd.	420,200	10,878,640
Electronic Arts, Inc. (a)	165,600	13,002,912
NCSOFT Corp.	9,262	2,141,891
Nexon Co. Ltd.	790,200	13,487,728
Nintendo Co. Ltd.	59,400	14,318,975
Nintendo Co. Ltd. ADR	57,700	1,736,193
Square Enix Holdings Co. Ltd.	173,500	5,757,414
Take-Two Interactive Software, Inc. (a)(c)	107,000	4,749,730
		83,676,914
Systems Software - 5.3%
Allot Communications Ltd. (a)	288,719	1,498,452
CommVault Systems, Inc. (a)	300	16,050
CyberArk Software Ltd. (a)	28,600	1,337,050
Imperva, Inc. (a)	64,200	2,368,980
Infoblox, Inc. (a)	900	23,850
Microsoft Corp.	1,132,400	67,853,408
Oracle Corp.	3,700	142,154
Progress Software Corp.	52,200	1,404,702
Proofpoint, Inc. (a)	41,300	3,237,094
Rapid7, Inc. (a)	2,500	35,825
ServiceNow, Inc. (a)	2,395	210,544
Tableau Software, Inc. (a)	63,900	3,070,395
Varonis Systems, Inc. (a)	900	25,695
		81,224,199

TOTAL SOFTWARE		278,040,359

Technology Hardware, Storage & Peripherals - 11.9%
Technology Hardware, Storage & Peripherals - 11.9%
Apple, Inc.	1,444,229	163,977,760
BlackBerry Ltd. (a)	1,486	10,492
HP, Inc.	5,600	81,144
HTC Corp. (a)	6,000	17,584
Nimble Storage, Inc. (a)	1,900	14,497
Samsung Electronics Co. Ltd.	14,394	20,626,590
Stratasys Ltd. (a)	100	1,912
		184,729,979
TOTAL COMMON STOCKS
(Cost $1,194,480,807)		1,517,048,446

Convertible Preferred Stocks - 1.6%
Internet & Direct Marketing Retail - 0.9%
Internet & Direct Marketing Retail - 0.9%
China Internet Plus Holdings Ltd.:
Series A-11 (d)	1,516,912	5,856,342
Series B (d)	2,042,487	7,885,430
		13,741,772
Internet Software & Services - 0.7%
Internet Software & Services - 0.7%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	232,064	11,318,278
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $16,280,181)		25,060,050

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 0.41% (e)	14,916,591	14,921,066
Fidelity Securities Lending Cash Central Fund 0.48% (e)(f)	45,193,919	45,202,958
TOTAL MONEY MARKET FUNDS
(Cost $60,116,307)		60,124,024
TOTAL INVESTMENT PORTFOLIO - 103.6%
(Cost $1,270,877,295)		1,602,232,520
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(55,630,830)
NET ASSETS - 100%		$1,546,601,690

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,684,911 or 0.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,060,050 or 1.6% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$4,794,731
China Internet Plus Holdings Ltd. Series B	12/11/15	$7,885,430
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$3,600,020

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,399
Fidelity Securities Lending Cash Central Fund	381,253
Total	$395,652

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,517,048,446	$1,458,914,838	$58,133,608	$--
Convertible Preferred Stocks	25,060,050	--	--	25,060,050
Money Market Funds	60,124,024	60,124,024	--	--
Total Investments in Securities:	$1,602,232,520	$1,519,038,862	$58,133,608	$25,060,050

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$32,014,667

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$25,683,073
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(87,659)
Cost of Purchases	--
Proceeds of Sales	(535,364)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$25,060,050
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2016	$--

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 10/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$25,060,050	Market approach	Transaction price	$3.86 - $48.77 / $24.14	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $1,272,814,906. Net unrealized appreciation aggregated $329,417,614, of which $374,479,732 related to appreciated investment securities and $45,062,118 related to depreciated investment securities.

Subsequent Event

Effective after the close of business on October 31, 2016, 10,768,828 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $442,814,201. The Fund recognized a net realized gain of $120,776,424 for book purposes and no gain or loss for federal income tax purposes.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Utilities Fund

October 31, 2016

AFUG-QTLY-1216
1.809068.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Electric Utilities - 50.1%
Electric Utilities - 50.1%
American Electric Power Co., Inc.	114,020	$7,393,057
Edison International	174,302	12,807,711
Exelon Corp.	440,091	14,993,900
FirstEnergy Corp.	455,733	15,627,085
Fortis, Inc.	150,851	4,955,455
Great Plains Energy, Inc.	328,700	9,348,228
NextEra Energy, Inc.	368,940	47,224,321
OGE Energy Corp.	171,123	5,311,658
PG&E Corp.	441,805	27,444,927
PNM Resources, Inc.	222,700	7,315,695
PPL Corp.	46,610	1,600,587
Westar Energy, Inc.	115,100	6,597,532
		160,620,156
Electrical Equipment - 0.3%
Heavy Electrical Equipment - 0.3%
Nordex Se (a)	36,238	952,936
Gas Utilities - 1.0%
Gas Utilities - 1.0%
South Jersey Industries, Inc.	104,913	3,110,670
Independent Power and Renewable Electricity Producers - 7.8%
Independent Power Producers & Energy Traders - 4.6%
Calpine Corp. (a)	373,117	4,440,092
Dynegy, Inc. (a)	239,347	2,549,046
NRG Energy, Inc.	299,300	3,181,559
NRG Yield, Inc. Class C	213,802	3,292,551
The AES Corp.	126,200	1,485,374
		14,948,622
Renewable Electricity - 3.2%
NextEra Energy Partners LP	203,464	5,564,740
Pattern Energy Group, Inc.	208,860	4,668,021
		10,232,761

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		25,181,383

Media - 1.0%
Cable & Satellite - 1.0%
Charter Communications, Inc. Class A (a)	13,000	3,248,570
Multi-Utilities - 38.0%
Multi-Utilities - 38.0%
Avangrid, Inc.	432,193	17,032,726
Black Hills Corp.	135,003	8,349,936
CenterPoint Energy, Inc.	344,468	7,853,870
Dominion Resources, Inc.	327,994	24,665,149
DTE Energy Co.	162,598	15,611,034
SCANA Corp.	139,078	10,202,762
Sempra Energy	355,409	38,064,304
		121,779,781
Oil, Gas & Consumable Fuels - 0.7%
Oil & Gas Storage & Transport - 0.7%
Cheniere Energy Partners LP Holdings LLC	118,462	2,362,132
TOTAL COMMON STOCKS
(Cost $277,901,627)		317,255,628

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.41% (b)
(Cost $7,791,164)	7,788,828	7,791,164
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $285,692,791)		325,046,792
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(4,161,486)
NET ASSETS - 100%		$320,885,306

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,965
Fidelity Securities Lending Cash Central Fund	3,518
Total	$7,483

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $286,634,581. Net unrealized appreciation aggregated $38,412,211, of which $43,757,924 related to appreciated investment securities and $5,345,713 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 29, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2016